TYPE 13F-HR
PERIOD 03/31/03
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003



Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) : [    ]  is a restatement.
						 [  x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	      The Edgar Lomax Company
Address:	6564 Loisdale Court,
		Suite 310
		Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia May 14, 2003

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$ 1,345,473

List of Other Managers Reporting for this Manager:	None


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt  Other     Voting Authority
                                                (X$1000)  PRN AMT  PRN  Dscretn  Mngrs  a)Sole b)Shared c)None

ALCOA                           Com 013817101      $4,458   230,010 SH   Sole             121,445       108,565
ALLEGHENY TECHNOLOGIES          Com 01741R102      $2,482   855,700 SH   Sole             450,600       405,100
ALTRIA GROUP INC                Com 02209S103     $30,092 1,004,401 SH   Sole             611,433       392,968
AMERICAN ELECTRIC POWER         Com 025537101     $32,814 1,436,050 SH   Sole             924,150       511,900
AMERICAN EXPRESS                Com 025816109     $23,054   693,760 SH   Sole             458,825       234,935
AMERICAN INTERNATIONAL GROUP    Com 026874107     $28,965   585,750 SH   Sole             387,550       198,200
AT&T CORP COM NEW               Com 001957505     $16,768 1,035,060 SH   Sole             702,405       332,655
BANK OF AMERICA CORP            Com 060505104     $17,983   269,050 SH   Sole             167,250       101,800
BANK ONE CORP                   Com 06423A103      $5,240   151,350 SH   Sole             100,150        51,200
BRISTOL-MYERS SQUIBB            Com 110122108     $35,810 1,694,750 SH   Sole           1,090,550       604,200
BURLINGTON NORTHERN             Com 12189T104     $35,311 1,418,100 SH   Sole             913,100       505,000
CAMPBELL SOUP CO                Com 134429109      $4,771   227,200 SH   Sole             119,800       107,400
CATERPILLAR INC DEL             Com 149123101     $44,861   911,805 SH   Sole             617,625       294,180
CIGNA                           Com 125509109      $5,925   129,600 SH   Sole              68,300        61,300
DOW CHEMICAL                    Com 260543103      $4,967   179,900 SH   Sole              94,900        85,000
DUPONT                          Com 263534109     $67,690 1,741,892 SH   Sole           1,113,986       627,906
EASTMAN KODAK                   Com 277461109     $61,042 2,062,215 SH   Sole           1,316,365       745,850
EL PASO CORP                    Com 28336L109      $4,634   765,900 SH   Sole             403,400       362,500
ENTERGY CORP NEW                Com 29364G103     $19,585   406,750 SH   Sole             253,550       153,200
EXELON CORP                     Com 30161N101     $50,040   992,662 SH   Sole             643,325       349,337
EXXON MOBIL CORP.               Com 30231G102      $5,485   156,952 SH   Sole              82,344        74,608
FORD MTR CO DEL                 Com 345370860      $4,312   573,414 SH   Sole             301,992       271,422
GENERAL DYNAMICS CORP           Com 369550108     $37,091   673,525 SH   Sole             433,925       239,600
GENERAL ELECTRIC                Com 369604103     $73,727 2,891,260 SH   Sole           1,825,775     1,065,485
GENERAL MTRS CORP               Com 370442105     $54,075 1,608,405 SH   Sole           1,073,610       534,795
HALLIBURTON CO                  Com 406216101      $5,912   285,200 SH   Sole             150,500       134,700
HARTFORD FINL SVCS              Com 416515104     $26,328   746,050 SH   Sole             493,650       252,400
HCA INC                         Com 404119109     $24,388   589,650 SH   Sole             390,250       199,400
HEINZ                           Com 423074103      $9,748   333,850 SH   Sole             198,950       134,900
HONEYWELL INTL INC              Com 438516106     $60,732 2,843,265 SH   Sole           1,811,130     1,032,135
INTERNATIONAL PAPER             Com 460146103      $5,151   152,388 SH   Sole              80,300        72,088
J P MORGAN CHASE & CO.          Com 46625H100     $61,131 2,578,298 SH   Sole           1,680,580       897,718
LIMITED BRANDS INC              Com 532716107     $36,500 2,836,050 SH   Sole           1,876,350       959,700
MAY DEPARTMENT STORES           Com 577778103      $4,459   224,200 SH   Sole             118,200       106,000
MCDONALDS CORP                  Com 580135101     $30,528 2,111,195 SH   Sole           1,396,035       715,160
MERCK & CO. INC.                Com 589331107     $64,492 1,177,294 SH   Sole             767,964       409,330
NORFOLK SOUTHERN                Com 655844108     $50,395 2,715,250 SH   Sole           1,747,550       967,700
ROCKWELL AUTOMATION             Com 773903109     $48,882 2,361,450 SH   Sole           1,499,250       862,200
SARA LEE CORP                   Com 803111103     $24,740 1,323,000 SH   Sole             843,400       479,600
SBC COMMUNICATIONS INC          Com 78387G103     $52,352 2,609,773 SH   Sole           1,667,973       941,800
SEARS ROEBUCK & CO.             Com 812387108      $5,376   222,600 SH   Sole             117,400       105,200
SOUTHERN CO.                    Com 842587107     $52,495 1,845,816 SH   Sole           1,195,825       649,991
UNITED TECHNOLOGIES             Com 913017109     $50,315   870,800 SH   Sole             557,600       313,200
US BANCORP DEL COM NEW          Com 902973304     $26,640 1,403,604 SH   Sole             895,445       508,159
VERIZON COMMUNICATIONS          Com 92343V104      $5,037   142,500 SH   Sole              75,200        67,300
WELLS FARGO & CO NEW            Com 949746101     $23,505   522,450 SH   Sole             345,750       176,700
WEYERHAEUSER CORP.              Com 962166104      $5,185   108,400 SH   Sole              57,100        51,300
                         TOTAL                 $1,345,473


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